Plant, Equipment, and Mine Development, Net (Tables)	12 Months Ended
Dec. 31, 2021
Plant, Equipment, and Mine Development, Net
Components of plant, equipment, and mine development, net

The following table provides the components of Plant, equipment, and mine development, net (dollars in thousands):

	Depreciation Life	December 31,	December 31,
	or Method	2021	2020
Leach pads	Units-of-production	$17,431	$17,432
Process equipment	5 - 15 years	17,735	16,065
Buildings and leasehold improvements	10 years	9,280	10,507
Mine equipment	5 - 7 years	6,224	5,961
Vehicles	3 - 5 years	1,454	991
Furniture and office equipment	7 years	330	322
Mine development	Units-of-production	—	756
Construction in progress and other		35,794	33,222
		$88,248	$85,256
Less, accumulated depreciation and amortization		(29,764)	(25,033)
Total		$58,484	$60,223